DEBT - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Components of long-term debt:
Total long-term and short-term debt	$ 1,878,061	$ 1,380,787
Less: current portion of long-term debt and short-term debt	(501,618)	(116,431)
Long-term debt	1,376,443	1,264,356
Repayments of long-term debt:
2016	501,618
2017	386,008
2018	94,968
2019	145,968
2020	124,126
2021 and thereafter	625,373
Total	$ 1,878,061	$ 1,380,787